UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-934-5550

Date of fiscal year end:   06/30/2016

Date of reporting period: 03/31/2016

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCK - 93.19%	Shares	Fair Value

Consumer Discretionary - 26.31%
Amazon.com, Inc. (a)	1,920	$1,139,789
AutoZone, Inc. (a)	1,400	1,115,366
Dollar Tree, Inc. (a)	20,000	1,649,200
Domino's Pizza, Inc.	9,600	1,265,856
Home Depot, Inc.	7,000	934,010
Noodles & Co. (a)	79,895	947,555
Service Corp. International	30,000	740,400
Starbucks Corp.	13,200	788,040
Yum! Brands, Inc.	22,000	1,800,700
		10,380,916
Consumer Staples - 2.47%
Dr Pepper Snapple Group, Inc.	10,900	974,678

Energy - 9.32%
Apache Corp.	15,600	761,436
EOG Resources, Inc.	8,200	595,156
National Oilwell Varco, Inc. (a)	15,700	488,270
Noble Energy, Inc.	15,400	483,714
Occidental Petroleum Corp.	10,200	697,986
Schlumberger Ltd	8,800	649,000
		3,675,562
Financials - 14.65%
Bank of America Corp.	64,000	865,280
Capital One Financial Corp.	20,000	1,386,200
Federated Investors, Inc. - Class B	55,700	1,606,945
Umpqua Holdings Corp.	66,600	1,056,276
Welltower, Inc.	12,500	866,750
		5,781,451
Health Care - 16.55%
Celgene Corp. (a)	8,100	810,729
Edwards Lifesciences Corp. (a)	8,800	776,248
Gilead Sciences, Inc.	7,000	643,020
IDEXX Laboratories, Inc. (a)	9,400	736,208
InVivo Therapeutics Holdings Corp. (a)	175,933	1,228,012
OPKO Health, Inc. (a)	51,200	531,968
Patterson Cos., Inc.	11,400	530,442
Zimmer Biomet Holdings, Inc.	6,100	650,443
Zoetis, Inc.	14,000	620,620
		6,527,690

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCK - 93.19% (continued)	Shares	Fair Value

Industrials - 2.13%
Stanley Black & Decker, Inc.	8,000	$841,680

Information Technology - 19.92%
Alphabet, Inc. - Class C (a)	1,400	1,042,930
Apple, Inc.	10,000	1,089,900
Intel Corp.	23,700	766,695
Paychex, Inc.	16,200	874,962
PayPal Holdings, Inc. (a)	25,100	968,860
QUALCOMM, Inc.	15,600	797,784
Take-Two Interactive Software, Inc. (a)	14,600	549,982
Western Digital Corp.	16,500	779,460
Yahoo!, Inc. (a)	26,800	986,508
		7,857,081
Telecommunication Services - 1.84%
Verizon Communications, Inc.	13,400	724,672

TOTAL COMMON STOCK (Cost $31,491,520)		36,763,730

MONEY MARKET SECURITIES - 6.89%
Federated Prime Obligations Fund - Institutional Shares, 0.39% (b)	2,718,667	2,718,667

TOTAL MONEY MARKET SECURITIES (Cost $2,718,667)		2,718,667

TOTAL INVESTMENTS (Cost $34,210,187) - 100.08%		$39,482,397
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08%)		(30,023)
NET ASSETS - 100.00%		$39,452,374

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at March 31, 2016, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCK - 6.77%	Shares	Fair Value

Consumer Discretionary - 1.71%
Yum! Brands, Inc.	1,900	$155,515

Consumer Staples - 1.66%
Clorox Co.	1,200	151,272

Energy - 1.71%
Apache Corp.	3,200	156,192

Health Care - 1.69%
AbbVie, Inc.	2,700	154,224

TOTAL COMMON STOCK (Cost $618,303)		617,203

CORPORATE BONDS - 30.98%	Principal Amount	Fair Value

Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	$614,979	$602,679
California Resources Corp., 5.000%, 01/15/2020	725,000	166,750
Clayton Williams Energy, Inc., 7.750%, 04/01/2019	500,000	250,000
Diamond Offshore Drilling, Inc., 5.70%, 10/15/2039	750,000	515,356
Performance Drilling Co. LLC, 6.000%, 09/30/2022 (b) (f) (g) (i)	1,420,804	400,098
Sabine Oil & Gas Corp., 7.250%, 06/15/2019 (e) (g)	1,375,000	18,907
Sanchez Energy Corp., 7.750%, 06/15/2021	500,000	293,750
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (e) (f) (g)	477,977	155,247
Ultra Petroleum Corp., 5.750%, 12/15/2018 (d)	600,000	42,000
Whiting Petroleum Corp., 5.000%, 03/15/2019	550,000	380,875

TOTAL CORPORATE BONDS (Cost $6,862,285)		2,825,662

FOREIGN BONDS DENOMINATED IN US DOLLARS - 11.31%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (b) (d) (e) (f) (g)	1,289,000	178,669
Newland International Properties Corp., 9.500%, 07/03/2017 (d) (i)	592,190	171,735
Newland International Properties Corp., 9.500%, 07/03/2017 (h) (i)	361,190	104,745
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (f) (g) (h)	1,150,000	23,000
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	554,400	553,014

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $3,595,988)		1,031,163

STRUCTURED NOTES - 41.29%

Bank of Nova Scotia Callable Steepener Note Series A, 4.628%, 07/29/2033 (c)	700,000	583,380
Barclays Bank PLC Callable Leveraged Steepener Note, 5.712%, 07/31/2034 (c)	750,000	646,875
Citigroup, Inc. Callable Barrier Range Accrual Index Linked Note, 8.000%, 01/30/2023 (c)	448,000	431,738
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 10.000%, 05/06/2030 (c)	500,000	460,000
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 6.093%, 03/25/2031 (c)	600,000	556,500
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 6.355%, 08/30/2028 (c)	350,000	293,125
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 8.582%, 10/31/2034 (c)	500,000	381,875
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 5.084%, 11/27/2028 (c)	600,000	412,560

TOTAL STRUCTURED NOTES (Cost $4,366,990)		3,766,053

SECURED SUBORDINATED PROMISSORY NOTES - 6.58%
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 (b) (d) (f) (g) (i)	750,000	600,000

TOTAL SECURED SUBORDINATED PROMISSORY NOTES (Cost $750,000)		600,000

MONEY MARKET SECURITIES - 3.73%
Federated Prime Obligations Fund - Institutional Shares, 0.39% (a)	340,656	340,656

TOTAL MONEY MARKET SECURITIES (Cost $340,656)		340,656

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $16,534,222) - 100.66%	$9,180,737
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.66)%	(59,876)
NET ASSETS - 100.00%	$9,120,861

Percentages are stated as a percent of net assets.
(a)	Variable rate security. Rate shown represents the yield at March 31, 2016 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at March 31, 2016.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at March 31, 2016, at which time the aggregate value of illiquid securities is $1,357,014 or 14.88% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended March 31, 2016.

See accompanying notes which are an integral part of these schedules of investments.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCK - 98.67%	Shares	Fair Value

Consumer Discretionary - 10.06%
General Motors Co.	9,000	$282,870
PetMed Express, Inc.	3,700	66,267
Sturm Ruger & Co., Inc.	3,800	259,844
Twenty-First Century Fox, Inc. - Class B	9,500	267,900
		876,881
Consumer Staples - 15.36%
Altria Group, Inc.	4,100	256,906
Nestle SA - ADR	4,200	313,362
Philip Morris International, Inc.	4,000	392,440
Unilever NV - ADR	6,100	272,548
Unilever PLC - ADR	2,300	103,914
		1,339,170
Energy - 7.60%
Chevron Corp.	1,800	171,720
Halliburton Co.	6,500	232,180
Helmerich & Payne, Inc.	2,500	146,800
SM Energy Co.	6,000	112,440
		663,140
Financials - 16.12%
Axis Capital Holdings Ltd	5,300	293,938
CME Group, Inc.	4,000	384,200
M&T Bank Corp.	3,000	333,000
Outfront Media, Inc.	12,000	253,200
PRA Group, Inc. (a)	4,800	141,072
		1,405,410
Health Care - 14.01%
Abbott Laboratories	6,500	271,895
AbbVie, Inc.	4,800	274,176
Johnson & Johnson	2,900	313,780
Zoetis, Inc.	8,150	361,290
		1,221,141
Industrials - 14.06%
Copa Holdings SA - Class A	3,000	203,250
Lockheed Martin Corp.	1,700	376,550
Parker-Hannifin Corp.	1,800	199,944
United Technologies Corp.	2,600	260,260
Veritiv Corp. (a)	5,000	186,300
		1,226,304

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCK - 98.67% (continued)	Shares	Fair Value

Information Technology - 19.56%
Apple, Inc.	2,900	$316,071
CDK Global, Inc.	6,900	321,195
Microsoft Corp.	7,100	392,133
QUALCOMM, Inc.	5,350	273,599
Sabre Corp.	13,900	401,988
		1,704,986
Materials - 1.90%
FMC Corp.	4,100	165,517

TOTAL COMMON STOCK (Cost $9,091,568)		8,602,549

MONEY MARKET SECURITIES - 1.44%
Federated Prime Obligations Fund - Institutional Shares, 0.39% (b)	125,788	125,788

TOTAL MONEY MARKET SECURITIES (Cost $125,788)		125,788

TOTAL INVESTMENTS (Cost $9,217,356) - 100.11%		$8,728,337
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11)%		(10,037)
NET ASSETS - 100.00%		$8,718,300

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at December 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2016:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$36,763,730	$–	$–	$36,763,730
Money Market Securities	2,718,667	–	–	2,718,667
Total	$39,482,397	$–	$–	$39,482,397

*   Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2016, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2016:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$617,203	$–	$–	$617,203
Corporate Bonds	–	1,667,638	1,158,024	2,825,662
Foreign Bonds	–	852,494	178,669	1,031,163
Structured Notes	–	3,766,053	–	3,766,053
Secured Unsubordinated Promissory Notes	–	–	600,000	600,000
Money Market Securities	340,656	–	–	340,656
Total	$957,859	$6,286,185	$1,936,693	$9,180,737

*	Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS NOTES TO THE SCHEDULES OF INVESTMENTS March 31, 2016 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2015	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of March 31, 2016
Corporate Bonds	$2,501,346	$(32,805)	$1,153	$(700,009)	$–	$(611,661)	$–	$–	$1,158,024
Foreign Bonds	–	–	–	–	–	–	178,669	–	178,669
Secured Unsubordinated Promissory Notes	–	–	–	(150,000)	750,000	–			600,000
Total	$2,501,346	$(32,805)	$1,153	$(850,009)	$750,000	$(611,661)	$178,669	$–	$1,936,693

*	Transfers include $178,669 transferred from Level 2 to Level 3 due to securities now being valued using significant unobservable inputs instead of using other significant observable inputs.

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2016:

Quantitative information about Level 3 fair value measurements
	Fair value at 3/31/2016	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$ 602,679	Market based	Dealer quote or historical prices	98.0 (98.0) (1)
	555,345	Asset based	Estimated value of issuer’s underlying assets (2)
Foreign bonds	178,669	Asset based	Estimated value of issuer’s underlying assets (2)
Secured Unsubordinated Promissory Notes	600,000	Asset based	Estimated value of issuer’s underlying assets (2)

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement. (2) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The valuation technique for Cash Store Financial Services, Inc. was changed from a market based technique to an asset based technique. The valuation technique for Performance Drilling Co. LLC, 6.000%, 09/30/2022 was changed from a market based technique to an asset based technique. These changes were made pursuant to the fair valuation committee's determination to use asset based techniques due to insufficient market information being available to determine a fair value.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2016 was $(729,856) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$ (729,856)
Total	$ (729,856)

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

The Income Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2016, there were transfers between level 2 and Level 3 as noted in the paragraphs above.

See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2016:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,602,549	$–	$–	$8,602,549
Money Market Securities	125,788	–	–	125,788
Total	$8,728,337	$–	$–	$8,728,337

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 206, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2016, the aggregate value of such securities amounted to $3,592,104 and the value amounts to 22.50% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value

Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019	7/23/2015	$750,000	$750,000	$600,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007	614,979	614,979	602,679
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012(a)	1,289,000	1,169,210	178,669
Newland International Properties Corp.,
9.500%, 07/03/2017, 144A	6/3/2011	592,190	540,715	171,735
Newland International Properties Corp.,
9.500%, 07/03/2017, Reg S	6/3/2011	361,190	329,795	104,745
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012(b)	1,150,000	1,018,414	23,000
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	554,400	537,854	553,014
Ultra Petroleum Corp., 5.750%, 12/15/2018	9/22/2015	600,000	496,418	42,000
			$5,457,385	$2,275,842

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 12/06/2012.

Investments – As of March 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$7,436,364	$15,159	$683,629
Gross (Depreciation)	(2,163,358)	(7,368,644)	(1,172,648)
Net Appreciation (Depreciation) on Investments	$5,273,006	$(7,353,485)	$(489,019)
Tax Cost	$34,209,391	$16,534,222	$9,217,356

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	May 25, 2016